Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Going Concern [Line Items]
Cash provided by operating activities	$ 806,144	$ 610,154
Cash and cash equivalent	4,107,830		$ 1,481,302
Working capital	(2,500,000)
Deferred revenue	7,338,357		$ 7,085,696
Realizes deferred revenue	2,900,000
Cash	4,100,000
Consolidated Financial Statements [Member]
Going Concern [Line Items]
Cash provided by operating activities	600,000
Minimum [Member]
Going Concern [Line Items]
Cash and cash equivalent	2,600,000
Maximum [Member]
Going Concern [Line Items]
Cash and cash equivalent	$ 4,100,000